CONDENSED STATEMENTS OF OPERATIONS (Q3) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021
Loss from Operations
Operating and formation costs	$ 276,553	$ 8	$ 5,056	$ 536,439
Loss from operations	(276,553)	(8)	(5,056)	(536,439)
Other income (expense):
Change in fair value of warrants	8,640,000	0	0	10,240,000
Transaction costs allocated to warrants	0	0	0	(853,386)
Interest earned on investments held in Trust Account	14,169	0	0	32,532
Other income, net	8,654,169	0	0	9,419,146
Net income (loss)	$ 8,377,616	$ (8)	$ (5,056)	$ 8,882,707
Class A Ordinary Share [Member]
Other income (expense):
Basic weighted average shares outstanding (in shares)	20,000,000	0	0	16,483,516
Diluted weighted average shares outstanding (in shares)	20,000,000	0	0	16,483,516
Basic net income per share (in dollars per share)	$ 0.34	$ 0	$ 0	$ 0.42
Diluted net income per share (in dollars per share)	$ 0.34	$ 0	$ 0	$ 0.42
Class B Ordinary Shares [Member]
Other income (expense):
Basic weighted average shares outstanding (in shares)	5,000,000	4,375,000	4,375,000	4,890,110
Diluted weighted average shares outstanding (in shares)	5,000,000	4,375,000	4,375,000	4,890,110
Basic net income per share (in dollars per share)	$ 0.34	$ 0	$ 0	$ 0.42
Diluted net income per share (in dollars per share)	$ 0.34	$ 0	$ 0	$ 0.42